Sales Revenue	12 Months Ended
Mar. 31, 2022
Text block [Abstract]
Sales Revenue
(20) Sales Revenue
(a) Disaggregation of revenue
As stated in note 4, Honda has four reportable segments: Motorcycle business, Automobile business, Financial services business and Life creation and other businesses.
The

sales revenue disaggregated by geographical markets based on the location of the customer and the reconciliation of the disaggregated sales revenue with the four
reportable segments for the years ended March 31, 2020, 2021 and 2022 are as follows:
For the year ended March 31, 2020

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Total

Revenue arising from contracts with customers
Japan	¥77,241	¥1,473,552	¥130,775	¥76,114	¥1,757,682
North America	203,822	5,648,818	1,108,827	133,070	7,094,537
Europe	144,392	359,166	—	53,233	556,791
Asia	1,329,352	2,048,588	11	46,433	3,424,384
Other Regions	295,093	425,900	—	16,200	737,193

Total	¥2,049,900	¥9,956,024	¥1,239,613	¥325,050	¥13,570,587

Revenue arising from the other sources*	9,435	3,056	1,347,352	579	1,360,422

Total	¥2,059,335	¥9,959,080	¥2,586,965	¥325,629	¥14,931,009

For the year ended March 31, 2021

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Total

Revenue arising from contracts with customers
Japan	¥88,128	¥1,321,329	¥128,265	¥59,249	¥1,596,971
North America	197,155	4,671,998	1,049,739	133,641	6,052,533
Europe	146,948	290,326	—	63,262	500,536
Asia	1,147,539	2,032,469	1	47,465	3,227,474
Other Regions	205,142	238,509	—	17,785	461,436

Total	¥1,784,912	¥8,554,631	¥1,178,005	¥321,402	¥11,838,950

Revenue arising from the other sources*	2,371	12,574	1,316,289	335	1,331,569

Total	¥1,787,283	¥8,567,205	¥2,494,294	¥321,737	¥13,170,519

For the year ended March 31, 2022

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Total
Revenue arising from contracts with customers

Japan	¥105,022	¥1,337,860	¥146,185	¥79,182	¥1,668,249
North America	230,766	4,877,900	1,289,076	152,096	6,549,838
Europe	202,254	319,340	—	79,393	600,987
Asia	1,307,915	2,314,425	37	63,861	3,686,238
Other Regions	337,219	280,702	—	24,305	642,226

Total	¥2,183,176	¥9,130,227	¥1,435,298	¥398,837	¥13,147,538

Revenue arising from the other sources*	2,077	17,271	1,385,369	441	1,405,158

Total	¥2,185,253	¥9,147,498	¥2,820,667	¥399,278	¥14,552,696

Explanatory note:

*	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.

(b) Contract balances
The receivables from contracts with customers and contract liabilities for the years ended March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022

Receivables from contracts with customers:
Trade receivables	¥682,206	¥785,157
Contract liabilities:
Other current liabilities	232,580	261,049
Other noncurrent liabilities	169,684	193,845
The amounts of revenue recognized for the years ended March 31, 2020, 2021 and 2022 that were included in the contract liability balances at the beginning of the year are ¥186,581 million, ¥182,339 million and ¥199,902 million,
 respectively. The amounts of revenue recognized for the years ended March 31, 2020, 2021 and 2022 from performance obligations satisfied (or partially satisfied) in previous years were immaterial. In addition, the balances of contract assets were immaterial.

(c) Transaction price allocated to the remaining performance obligation
The revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022

Within 1 year	¥113,924	¥127,377
Between 1 and 5 years	197,037	221,282
Later than 5 years	11,436	15,748

Total	¥322,397	¥364,407

The table does not include the remaining performance obligations that have original expected durations of one year or less and estimated amounts of variable consideration that are constrained from being recognized as revenue.
(d) Assets recognized from the costs to obtain or fulfill a contract with a customer
The assets recognized from the costs to obtain a contract with a customer as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022
Assets recognized from the costs to obtain a contract with a customer	¥103,887	¥128,864
Honda recognizes the incremental costs of obtaining a contract with a customer and the costs incurred in fulfilling a contract with a customer that are directly associated with the contract as an asset, if those costs are expected to be recoverable. The incremental costs of obtaining a contract are those costs that an entity incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained. The assets recognized from the costs to obtain a contract are presented in the consolidated statement of financial position mainly as other non-current
assets and are amortized over the period for which the services based on a contract are provided. The amounts of assets recognized from the costs to fulfill a contract are not material.

The

amounts of amortization of the assets for the years ended March 31, 2020, 2021 and 2022 are ¥
35,324
 million, ¥
33,242
 million and ¥
39,682

million,
respectively.